TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Variations in Claim Reserves by Changes in Interest Rates and Mortality Tables (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Soles Currency [Member]
Changes in interest rates and mortality tables [Abstract]
Claim reserve | S/	S/ 3,932,792	S/ 3,951,240
Amount of reserve after changes in interest rate by 100 positive base points | S/	3,558,149	3,581,606
Amount of reserve after changes in interest rate by 100 negative base points | S/	4,386,248	4,398,670
Amount of reserve after increase in mortality tables to 105 percent | S/	3,903,888	3,923,102
Amount of reserve after decrease in mortality tables to 95 percent | S/	3,963,030	3,980,673
Amount of variation of reserve on changes in interest rate by 100 positive base points | S/	(374,643)	(369,633)
Amount of variation of reserve on changes in interest rate by 100 negative base points | S/	453,456	447,430
Amount of variation of reserve on increase in mortality tables to 105 percent | S/	(28,904)	(28,138)
Amount of variation of reserve on decrease in mortality tables to 95 percent | S/	S/ 30,238	S/ 29,433
Percentage of variation of reserve on changes in interest rate by 100 positive base points	(9.53%)	(9.35%)
Percentage of variation of reserve on changes in interest rate by 100 negative base points	11.53%	11.32%
Percentage of variation of reserve on increase in mortality tables to 105 percent	(0.73%)	(0.71%)
Percentage of variation of reserve on decrease in mortality tables to 95 percent	0.77%	0.74%
US Dollars [Member]
Changes in interest rates and mortality tables [Abstract]
Claim reserve | $			$ 2,563,504	$ 672,130
Amount of reserve after changes in interest rate by 100 positive base points | $			2,378,659	623,665
Amount of reserve after changes in interest rate by 100 negative base points | $			2,783,239	729,743
Amount of reserve after increase in mortality tables to 105 percent | $			2,541,988	666,489
Amount of reserve after decrease in mortality tables to 95 percent | $			2,585,823	677,982
Amount of variation of reserve on changes in interest rate by 100 positive base points | $			(184,845)	(48,465)
Amount of variation of reserve on changes in interest rate by 100 negative base points | $			219,735	57,613
Amount of variation of reserve on increase in mortality tables to 105 percent | $			(21,516)	(5,641)
Amount of variation of reserve on decrease in mortality tables to 95 percent | $			$ 22,319	$ 5,852
Percentage of variation of reserve on changes in interest rate by 100 positive base points	(7.21%)	(7.21%)
Percentage of variation of reserve on changes in interest rate by 100 negative base points	8.57%	8.57%
Percentage of variation of reserve on increase in mortality tables to 105 percent	(0.84%)	(0.84%)
Percentage of variation of reserve on decrease in mortality tables to 95 percent	0.87%	0.87%